Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ (21,450)	$ (64,923)	$ (62,873)	$ 44,386
Other comprehensive loss to be reclassified to profit or loss in subsequent periods: Unrealized loss on translation of foreign operations	(8,363)	(7,793)	(4,613)	(12,561)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	(29,813)	(72,716)	(67,486)	31,825
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(29,748)	(76,657)	(67,375)	22,433
Non-controlling interest	(65)	3,941	(111)	9,392
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ (29,813)	$ (72,716)	$ (67,486)	$ 31,825